Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0	$ 0
State	0	7	0
Foreign	(63)	41	19
Total current	(63)	48	19
Deferred:
Federal	54	0	0
State	43	0	0
Foreign	197	0	0
Total deferred	294	0	0
Income tax expense	$ 231	$ 48	$ 19